Accounting Items that Identify the Compliance with Minimum Cash Requirements	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Accounting Items that Identify the Compliance with Minimum Cash Requirements
47	ACCOUNTING ITEMS THAT IDENTIFY THE COMPLIANCE WITH MINIMUM CASH REQUIREMENTS
The items recognized by the Bank to constitute the minimum cash requirement effective for December 2021 are listed below, indicating the amounts as of month-end of the related items:

Items	Banco Macro SA
Cash and deposits in banks
Amounts in BCRA accounts	106,641,108
Other debt securities
Liquidity letters of Central Bank of Argentina computable for the minimum cash requirements	48,373,222
Government securities computable for the minimum cash requirements	21,570,101
Financial assets delivered as guarantee
Special guarantee accounts with the BCRA	15,525,187

Total	192,109,618